Goldman Sachs Small Cap Equity ETF Annual Total Returns	12 Months Ended
Dec. 31, 2024
Goldman Sachs Small Cap Equity ETF | Goldman Sachs Small Cap Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	13.70%